............................
                                                  .        OMB APPROVAL      .
                                                  ............................
                                                  .OMB Number:      3235-0006.
                                                  .Expires:  October 31, 2000.
                                                  .Estimated average         .
                                                  .  burden hours per        .
                                                  .  response:...........24.7.
                                                  ............................










                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2000
               Check here if Amendment [ ]; Amendment Number:
                                                              ------------

                        This Amendment (Check only one.):
                           [ ]is a restatement.
                           [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, Inc.(a)
Address:          505 Park Avenue
                  New York, NY 10022

Form 13F File Number:  28-7296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Ned Sadaka
Title:            President
Phone:            212-355-6688

Signature, Place, and Date of Signing:

/S/ Ned Sadaka
------------------
[Signature]

New York, New York
------------------
[City, State]

August 14 , 2000
------------------
[Date]

(a) Mr. Ned Sadaka is a shareholder of Para Advisors, Inc. ("Para Advisors") and also serves as a managing member of the general partner of certain accounts over which Para Advisors has investment discretion.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         66

Form 13F Information Table Value Total:

         $ 530,932  (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

FORM 13F
Para Advisors Inc
June 30, 2000

                                                                                          Voting Authority
                                                                                          ------------------
                              Title                 Value     Shares/  Sh/ Put/  Invstmt  Other
Name of Issuer                of class   CUSIP      (x$1000)  Prn Amt  Prn Call  Dscretn  Managers Sole     Shared None
-------------                 ---------  --------   --------  -------  --- ----  -------  -------  -------  ------ ----

3 COM CORP                    COM        885535104      6,322  109,718  SH        Sole              109,718
ADC TELECOMMUNICATIONS        COM        000886101     19,871  236,911  SH        Sole              236,911
AMERICA ONLINE INC            COM        02364J104      1,223   23,178  SH        Sole               23,178
AMR CORP DEL                  COM        001765106      3,684  139,350  SH        Sole              139,350
AT&T CORP/LIBERTY MEDIA GRP A COM        87924v507      5,384  222,015  SH        Sole              222,015
BEAR STEARNS COS INC          COM        073902108      7,443  178,819  SH        Sole              178,819
BESTFOODS INC                 COM        08658U101     24,405  352,420  SH        Sole              352,420
BOISE CASCADE CORP            COM        097383103      4,157  160,658  SH        Sole              160,658
BURR BROWN CORP               COM        122574106     10,615  122,448  SH        Sole              122,448
C-CUBE MICROSYSTEMS           COM        125015107      2,631  134,085  SH        Sole              134,085
CENTRAL NEWSPAPERS INC        COM        154647101      4,407   69,675  SH        Sole               69,675
CHASE MANHATTAN CORP NEW      COM        16161A108      2,140   46,450  SH        Sole               46,450
COLUMBIA ENERGY GRP           COM        197648108      7,540  114,889  SH        Sole              114,889
COMMSCOPE INC                 COM        203372107      3,123   76,178  SH        Sole               76,178
CONSOLIDATED PAPERS INC       COM        209759109      6,100  166,830  SH        Sole              166,830
DIME BANCORP INC              COM        25429Q102      3,470  220,299  SH        Sole              220,299
ECHOSTAR COMMUNICATIONS CORP  COM        278762109      2,768   83,610  SH        Sole               83,610
GENERAL MOTORS CORP           COM        370442105      7,623  131,285  SH        Sole              131,285
GENERAL MOTORS CORP CL H      CLH        370442832      3,261   37,160  SH        Sole               37,160
GLOBAL LIGHT TELECOM.         COM        362284101      3,970  362,977  SH        Sole              362,977
INTERMEDIA COMMUNICATIONS INC COM        458801107      1,667   56,040  SH        Sole               56,040
INTERNATIONAL PAPER CO        COM        460146103        772   25,900  SH        Sole               25,900
JEFFRIES & CO                 COM        472318104      5,549  274,893  SH        Sole              274,893
JOHNS MANVILLE CORP           COM        478129109        919   69,675  SH        Sole               69,675
KANSAS CITY SOUTHERN          COM        485170104      4,514   50,895  SH        Sole               50,895
LYCOS INC                     COM        550818108      6,261  115,940  SH        Sole              115,940
MALLINCKRODT INC              COM        561232109      2,018   46,450  SH        Sole               46,450
MARK IV INDS INC COM          COM        570387100      3,245  155,469  SH        Sole              155,469
MAYTAG CORP                   COM        578592107      1,884   51,095  SH        Sole               51,095
MEDIAONE GROUP INC            COM        58440J104     46,359  699,122  SH        Sole              699,122
NABISCO HOLDINGS CORP         COM        629526104     13,222  251,849  SH        Sole              251,849
NEWS CORP LTD                 COM        652487703      2,894   60,930  SH        Sole               60,930
ONLINE GAMING SYSTEM LTD      COM        68273A104         29   54,498  SH        Sole               54,498
RELIASTAR FINANCIAL CORP      COM        75952U103     13,736  261,943  SH        Sole              261,943
SBC COMMUNICATIONS INC        COM        78387G103      4,818  111,397  SH        Sole              111,397
SEAGATE TECHNOLOGY            COM        811804103     46,908  852,871  SH        Sole              852,871
SEAGRAM CO LTD                COM        811850106     15,915  274,403  SH        Sole              274,403
STARWOOD HOTELS &RESORTS      COM        855905204      4,893  151,422  SH        Sole              151,422
TCI SATTELITE                 COM        872298104      1,909  219,780  SH        Sole              219,780
TELECOM ITALIA SPA-RNC        SPONS. ADR 87927W106      2,474  371,315  SH        Sole              371,315


TELECOMMUNICACOES             SPONS. ADR 87929A102      6,346  228,155  SH        Sole              228,155
TELEFONICA DE ARGEN           SPONS. ADR 879378206      5,135  144,284  SH        Sole              144,284
TEXACO INC                    COM        881694103      6,015  112,960  SH        Sole              112,960
TEXAS INSTRUMENTS INC         COM        882508104      5,105   74,320  SH        Sole               74,320
UAL CORP                      COM        902549500      3,820   65,655  SH        Sole               65,655
UNION CARBIDE CORP COM        COM        905581104      2,074   41,901  SH        Sole               41,901
US WEST INC                   COM        91273H101     23,533  274,434  SH        Sole              274,434
VERIO INC                     COM        923433106     10,665  192,211  SH        Sole              192,211
WORKFLOW MANAGEMENT INC       COM        98137N109      2,617  220,376  SH        Sole              220,376
YOUNG & RUBICAM INC           COM        987425105     10,187  178,139  SH        Sole              178,139
ALCATEL ALSTHOM ADR           COM        013904305     21,233  319,293  SH        Sole              319,293
AMERICAN TEL & TEL            COM        001957109     12,544  396,654  SH        Sole              396,654
BP AMOCO PLC                  SPONS. ADR 055622104      6,505  114,999  SH        Sole              114,999
EMC CORP                      COM        268648102      7,147   92,898  SH        Sole               92,898
GLOBAL CROSSINGS LTD          COM        G3921A100      5,211  198,036  SH        Sole              198,036
LUCENT TECHNOLOGIES INC       COM        549463107      9,530  160,841  SH        Sole              160,841
MOTOROLA INC                  COM        620076109      3,909  134,487  SH        Sole              134,487
PFIZER INC                    COM        717081103     13,505  281,352  SH        Sole              281,352
TYCO INTERNATIONAL            COM        902124106     20,730  437,568  SH        Sole              437,568
VODAFONE AIRTOUCH PLC ADR     SPONS. ADR 92857T107     38,091  919,240  SH        Sole              919,240
VOICESTREAM WIRELESS CORP     COM        928615103      4,769   41,007  SH        Sole               41,007
NA JUL 50 CALL                CALL       629526904        352    1,374  SH  CALL  Sole                1,374
PALM AUG 40 PUT               PUT        696642957        334      330  SH  PUT   Sole                  330
PALM AUG 45 PUT               PUT        696642957        208      142  SH  PUT   Sole                  142
PALM AUG 50 PUT               PUT        696642957        704      383  SH  PUT   Sole                  383
TWX JAN 01 75 PUT             PUT        8E999T093        540      554  SH  PUT   Sole                  554

REPORT SUMMARY                           DATA RECORDS 530,932
